Share-based payments - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) Employees	Dec. 31, 2016 GBP (£) Employees	Dec. 31, 2015 GBP (£) Employees	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of key executives covered | Employees	134,413	134,341	128,123
Restricted stock plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost	£ 156.0	£ 175.9
Fair value of shares vested	£ 114.8	£ 116.8	£ 111.7
Restricted stock plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	1 year
Restricted stock plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	2 years
Leadership Equity Acquisition Plan III [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Performance period	5 years	5 years	5 years
Executive Performance Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Performance period	5 years
Executive Performance Share Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold performance vesting percentage	20.00%
Compound annual growth percentage	7.00%
Average return on equity percentage	10.00%
Compound annual growth percentage	14.00%
Executive Performance Share Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Threshold performance vesting percentage	100.00%
Compound annual growth percentage	14.00%
Average return on equity percentage	14.00%
Compound annual growth percentage	18.00%
Performance Share Awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years
Leaders, Partners and High Potential Group [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period		3 years
Number of key executives covered		1,800
Major ordinary share transactions [member] | Leadership Equity Acquisition Plan III [member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vested match number of shares for each investment share				5.0